October 28, 2002

                               DIAMOND HILL FUNDS

                             DIAMOND HILL FOCUS FUND
                           DIAMOND HILL SMALL CAP FUND
                           DIAMOND HILL LARGE CAP FUND
                       DIAMOND HILL BANK & FINANCIAL FUND

                  SUPPLEMENT TO PROSPECTUS DATED APRIL 30, 2002


     Effective October 28, 2002, the Diamond Hill Funds will have certain fund-related functions performed by Integrated Fund Services, Inc. ("Integrated") pursuant to an agreement between Diamond Hill Capital Management, Inc. (the "Adviser") and Integrated. Integrated will perform the functions of sub-Transfer Agent and sub-Administrator, among others.

     Any and all references in the Prospectus to Mutual Funds Service, Co. is hereby eliminated, and in their place insert: Integrated Fund Services, Inc., 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

HOW TO BUY SHARES

Page 22: At the top of page 22, delete the wire purchase information following the first full sentence on the page and join the first full sentence to the second full paragraph, thus:

     "To purchase shares of a Fund by wire, call the Transfer Agent at (888) 226-5595 for instructions. A Fund will accept wire orders only on a day on which the Fund, the Custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Funds may charge a fee in the future."

HOW TO SELL SHARES

Page 23: Under the heading "BY MAIL" delete the last bullet point and insert the following two bullet points:

o the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered.
o If the shares to be redeemed have a value of $25,000 or more your signature(s) must be guaranteed by any of the eligible guarantor institutions outlined below, or if the name(s) or the address on your account has been changed within 30 days of your redemption request, you must request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.

HOW TO EXCHANGE SHARES

Page 23: Effective October 28, 2002 the Diamond Hill Money Market Account is no longer being offered. Any and all reference to the Diamond Hill Money Market Account are hereby eliminated.

                                                                October 28, 2002

                               DIAMOND HILL FUNDS

                    DIAMOND HILL SHORT TERM FIXED INCOME FUND

                  SUPPLEMENT TO PROSPECTUS DATED JUNE 28, 2002


     Effective October 28, 2002, the Diamond Hill Funds will have certain fund-related functions performed by Integrated Fund Services, Inc. ("Integrated") pursuant to an agreement between Diamond Hill Capital Management, Inc. (the "Adviser") and Integrated. Integrated will perform the functions of sub-Transfer Agent and sub-Administrator, among others.

     Any and all references in the Prospectus to Mutual Funds Service, Co. is hereby eliminated, and in their place insert: Integrated Fund Services, Inc., 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202.

HOW TO BUY SHARES

Page 8: At the bottom of page 8, delete the wire purchase information and join the sentence immediately preceding the wiring instructions to the following full paragraph, thus:

     "To purchase shares of the Fund by wire, call the Transfer Agent at (888) 226-5595 for instructions. The Fund will accept wire orders only on a day on which the Fund, the Custodian and the Transfer Agent are open for business. A wire purchase will be considered made when the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund may charge a fee in the future."

HOW TO SELL SHARES

Page 9: Under the heading "BY MAIL" delete the last bullet point and insert the following two bullet points:

o the signature of all registered account owners, signed in the exact name(s) and any special capacity in which they are registered.
o If the shares to be redeemed have a value of $25,000 or more, your signature(s) must be guaranteed by any of the eligible guarantor institutions outlined below, or if the name(s) or the address on your account has been changed within 30 days of your redemption request, you must request the redemption in writing with your signature guaranteed, regardless of the value of the shares being redeemed.